Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 86.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,746,831

		$4,746,831

Education — 18.3%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,784,595
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/29	1,000	1,202,850
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,340,380
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	3,000	3,528,930
Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	400	521,428
Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 0.11%, 10/1/42(1)	1,500	1,500,000
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,776,099
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,893,197
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,186,029
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,180,509
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,924,038
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/31	620	775,161
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/32	770	955,524
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/38	340	413,600
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,819,235
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,428,180
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,754,453
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,442,050

		$39,426,258

Escrowed/Prerefunded — 1.1%
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/44	$1,100	$1,230,724
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,067,394

		$2,298,118

General Obligations — 33.0%
Acton-Boxborough Regional School District, 5.00%, 3/1/32	$2,075	$2,757,218
Attleboro, 3.00%, 10/15/36	2,650	2,937,154
Belmont, 4.00%, 2/15/29	1,195	1,481,716
Belmont, 4.00%, 2/15/30	1,245	1,534,251
Belmont, 4.00%, 2/15/31	1,045	1,282,790
Belmont, 4.00%, 3/15/31	2,910	3,578,543
Boston, 4.00%, 3/1/31	3,000	3,312,870
Danvers, 4.00%, 8/15/30	600	747,444
Danvers, 4.00%, 8/15/33	540	663,482

Security	Principal Amount (000’s omitted)	Value
Danvers, 5.25%, 7/1/36	$2,800	$2,862,076
Franklin, 4.00%, 5/15/30	200	246,688
Franklin, 4.00%, 5/15/32	455	553,762
Franklin, 4.00%, 5/15/33	455	549,362
Franklin, 5.00%, 5/15/29	210	275,917
Harvard, 4.00%, 8/15/30	1,025	1,276,883
Harvard, 4.00%, 8/15/31	1,270	1,575,346
Hingham, 3.00%, 2/15/34	785	895,559
Hingham, 3.00%, 2/15/35	500	567,935
Hingham, 3.00%, 2/15/36	620	699,651
Hingham, 3.00%, 2/15/37	2,400	2,699,952
Hingham, 4.00%, 2/15/32	425	525,938
Hingham, 4.00%, 2/15/33	410	504,628
Lexington, 4.00%, 2/1/29	1,855	2,298,345
Lincoln, 4.00%, 3/1/30	2,120	2,616,822
Lincoln, 4.00%, 3/1/31	2,205	2,711,092
Lincoln, 4.00%, 3/1/33	2,285	2,788,500
Manchester Essex Regional School District, 4.00%, 2/1/41	1,075	1,263,673
Manchester Essex Regional School District, 4.00%, 2/1/42	975	1,142,778
Massachusetts, 5.00%, 3/1/31	3,000	3,449,130
Medford, 5.00%, 7/15/29	735	969,737
Plymouth, 2.00%, 6/10/21	1,000	1,008,100
Plymouth, 5.00%, 5/1/26	710	721,041
Plymouth, 5.00%, 5/1/28	1,160	1,177,470
Plymouth, 5.00%, 5/1/31	1,090	1,105,620
Plymouth, 5.00%, 5/1/32	1,000	1,014,230
Shrewsbury, 4.00%, 7/15/33	2,370	2,907,066
Swampscott, 5.00%, 1/15/26	355	442,167
Wayland, 5.00%, 2/1/33	1,790	1,796,354
Wayland, 5.00%, 2/1/36	2,680	2,689,514
Weston, 4.00%, 1/15/31	1,275	1,596,466
Weston, 4.00%, 1/15/32	1,495	1,860,662
Winchester, 5.00%, 4/15/36	775	784,269
Worcester, 2.00%, 2/1/22	5,000	5,098,750

		$70,970,951

Hospital — 8.0%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,137,521
Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/33	625	805,081
Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/38	600	759,612
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,239,980
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,102,642
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	2,028,000
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,329,320
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,994,848
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,206,005
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	56,150
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/21	800	815,688
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	751,935

		$17,226,782

Security	Principal Amount (000’s omitted)	Value
Housing — 1.4%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.64%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,935	$2,935,000

		$2,935,000

Industrial Development Revenue — 0.7%
National Finance Authority, (Covanta), 4.625%, 11/1/42(3)	$670	$690,884
National Finance Authority, (Covanta), (AMT), 4.875%, 11/1/42(3)	740	767,446

		$1,458,330

Insured-Education — 3.7%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,950,306

		$7,950,306

Insured-Special Tax Revenue — 4.0%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,064,198
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,668,588

		$8,732,786

Insured-Transportation — 3.7%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$7,970,800

		$7,970,800

Senior Living/Life Care — 0.7%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 4.00%, 12/1/42	$490	$529,244
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.00%, 12/1/42	525	601,424
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	205	225,968
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	135	147,204

		$1,503,840

Special Tax Revenue — 2.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/26	$2,000	$2,505,940
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,786,902

		$4,292,842

Student Loan — 2.4%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,113,950

		$5,113,950

Transportation — 4.9%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,317,360
Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	1,555	2,023,739
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,587,556
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	3,000	3,536,880

		$10,465,535

Water and Sewer — 0.3%
Springfield Water and Sewer Commission, 4.00%, 4/15/30	$225	$280,696
Springfield Water and Sewer Commission, 4.00%, 4/15/33	335	408,727

		$689,423

Total Tax-Exempt Investments — 86.4% (identified cost $169,021,531)		$185,781,752

Taxable Municipal Securities — 6.5%

Security	Principal Amount (000’s omitted)	Value
Education — 4.1%
Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	$1,000	$981,340
Massachusetts School Building Authority, 2.95%, 5/15/43	2,500	2,598,425
Massachusetts School Building Authority, 3.395%, 10/15/40	2,000	2,153,120
University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	3,070,391

		$8,803,276

General Obligations — 1.9%
Massachusetts, 2.514%, 7/1/41	$4,000	$4,189,680

		$4,189,680

Insured-Hospital — 0.5%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,117,300

		$1,117,300

Total Taxable Municipal Securities — 6.5% (identified cost $13,394,794)		$14,110,256

Total Investments — 92.9% (identified cost $182,416,325)		$199,892,008

Other Assets, Less Liabilities — 7.1%		$15,227,983

Net Assets — 100.0%		$215,119,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 12.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2020.

(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $1,831,502 or 0.9% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$185,781,752	$—	$185,781,752
Taxable Municipal Securities	—	14,110,256	—	14,110,256
Total Investments	$—	$199,892,008	$—	$199,892,008

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.